Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Major components of tax expense (income) [abstract]
Deferred tax liabilities: Excess of accounting value of short-term investments over tax value	$ (2,136)	$ (3,062)
Deferred tax liabilities: Other deferred tax liabilities	(65)	0
Deferred tax assets: Non-capital losses carry-forward	2,201	3,062
Deferred tax assets and liabilities	$ 0	$ 0